Document and Entity Information	Aug. 25, 2022
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000795266
Document Type	8-K
Document Period End Date	Aug. 25, 2022
Entity Registrant Name	KB HOME
Entity Incorporation State Country Code	DE
Entity File Number	1-9195
Entity Tax Identification Number	95-3666267
Entity Address, Address Line One	10990 Wilshire Boulevard
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	(310)
Local Phone Number	231-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock (par value $1.00 per share)
Trading Symbol	KBH
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Rights to Purchase Series A Participating Cumulative Preferred Stock
Security Exchange Name	NYSE